Going Concern (Details) - USD ($)	3 Months Ended
	Sep. 30, 2017	Nov. 01, 2017	Jun. 30, 2017	Feb. 28, 2017
Going Concern Details
Shareholders deficit	$ 6,446,224		$ 5,642,854
Accumulated deficit	$ 25,469,361		$ 26,988,875
Option to Purchase Series A Preferred Stock				10000.00%
Period of financing agreement	24 months
Term of Promissory Note	9 months
Shares registered in Offering		300,000,000
Price Per Share		2.00%
Total Offering		$ 6,000,000
Period offering meets Company needs	2 years